Concentration of Risks - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 Customer	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Number of major customers	2
Percentage of total net revenues derived from related parties	0.50%		6.00%
Percentage of appreciation (depreciation) of the RMB against US$	3.00%	(0.20%)	5.00%
Sales Revenue, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Percentage of total net revenues derived from one customer	58.00%
Number of third-party game developers	3
China Mobile Communications Corporation Jiangsu Limited
Concentration Risk [Line Items]
Percentage of total net revenues derived from one customer	10.00%	14.00%	19.00%
Number of major customers		1	1
Shenzhen Vichit Technology Company Limited [Member]
Concentration Risk [Line Items]
Percentage of total net revenues derived from one customer	10.00%